Schedule of Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock based compensation expenses	$ 206	$ 478	$ 1,682	$ 1,330
Total marketing expenses	168	172	822	759
Selling and Marketing Expense [Member]
Salaries and related expenses				88
Professional expenses			153	178
Other expenses			10	21
Stock based compensation expenses	$ 162	$ 159	659	472
Total marketing expenses			$ 822	$ 759